Angel Oak Mortgage Trust 2025-2 ABS-15G

Exhibit 99.34

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2025020156	XXX	XXX	1	1	1	1				Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Disposable Income - Borrowers have $XXX in disposable income. ;
2025020158	XXX	XXX	1	1	1	1	Disposable Income - Borrower has $XXX in residual income.; Verified reserves - Borrower has XXX months PITIA reserves. Guidelines require XXX months plus an additional XXX months of PITIA of departing residence.; Verified credit history - Middle Credit Score XXX > XXX Minimum Required.; Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.;	XXX Property Inspection Date is prior to XXX declaration begin date - Subject is located in a XXX area, XXX (XXX). Missing post-disaster inspection report. - XXX - Exception is cleared with the attached XXX confirming no damage sustained (XXX')

2025020163	XXX	XXX	1	1	1	1	Verified housing payment history - B1 credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - B1 middle credit score XXX with no history of delinquency reported. Minimum credit score required XXX.;	XXX Missing Letter of Explanation - Missing B2 letter of explanation addressing derogatory credit:
XXX reported XXX

Per guidelines, All derogatory revolving and installment accounts > XXX days within XXX years of closing require a full explanation. - XXX- "Please revisit, the guideline appears to say greater than XXX days. XXX was not greater than XXX days."
-- Agree, exception cleared.

XXX Initial 1003 Application is Incomplete - Missing B2 signed initial 1003. - XXX - Exception is cleared with the attached copy of B2 initial 1003.

XXX Missing Loan Approval Date - Missing loan approval. Only 1008 provided in file. - XXX- Exception is cleared with the attached Underwriting Decision.

2025020162	XXX	XXX	2	2	2	1	Minimal outstanding debt - Borrower has minimal outstanding consumer debt. Only XXX accounts with balances, XXX and XXX card with total outstanding balance of $XXX ;	XXX do not match - XXX for Broker (Individual) on CD issued XXX pg 406 does not match XXX on the Application, Note and Mortgage. 1003,Note and Mtg reflects XXX. CD reflects XXX, Client Comment: XXX - Exception is downgraded to XXX with the attached XXX and corresponding cover letter. XXX Mailbox Rule to be applied as no restitution is required.

XXX Guideline Exception(s) - Borrower contribution of $XXX does not meet the minimum XXX% of own funds in subject transaction. (XXX.) Gift funds totaled $XXXK. Total cash to close with XXX $XXX. Borrower is short $XXX., Client Comment: XXX - Investor Acknowledged Exception.	XXX Underwriting Loan Approval is Deficient - Missing Lender approval. Only 1008 in file (p. 9). - XXX - Exception is cleared with the attached Conditional Loan Approval.

XXX Credit Documentation is Insufficient - Missing a residential appraisal no more than XXX mths old or an AVM for the borrower's departing residence XXX to verify current value.

Per guideline (section 5.4.3) borrower needs to evidence sufficient equity in the vacated property defined by an LTV/CLTV ratio of XXX% or less to use rental income to qualify. Supplement dated XXX reflects current loan balance of $XXX. DTI excluding rental income of XXX is XXX%. (Property details report in file pg 36 reflects sales price of $XXX, current assessed value $XXX)
 - XXX - Exception re-reviewed and cleared. Assessed value $XXX documented in file (pg 43) confirms < XXX% LTV on departing residence.

XXX Missing Gift Letter - Missing gift letter to verify donor information for gift of $XXX deposited to XXX on XXX (pg 635).  Funds were used for the XXX deposit per LOX pg 270. - XXX - Exception is cleared with the attached copy of the gift letter.

2025020161	XXX	XXX	1	1	1	1	Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX documented.; Low DTI - DTI is XXX%, up to XXX% acceptable;	XXX Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing tax certificate supporting $XXX property tax for the subject. Tax and Information Sheet p523 reflects $XXX semiannually, which is $XXXannual, $XXX monthly. Appraisal reflects $XXX annual which is $XXX monthly. The lender used $XXX semi-annual (XXX) $XXX monthly. - XXX XXX estimated taxes provided by the closing agent confirm next due amount of $XXX annual / $XXX month.

XXX Missing Tax Transcript(s) - Per guidelines, full documentation loans require tax transcripts to support the income.  Borrowers are wage earners, missing W2 transcripts. - XXX TPR error, per the Full Doc Guidelines: For Borrowers with qualifying income from only salary/wage sources and fully documented through XXX Form XXX, the XXX Form XXX need only be executed for XXX.

2025020164	XXX	XXX	1	1	1	1				Verified reserves - Borrower has XXX months reserves, guidelines require XXX months.; Verified employment history - Borrower has been in business XXX years.;
2025020157	XXX	XXX	1	1	1	1	Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.;	XXX Missing Proof Judgement and/or Tax Lien Paid/Released - Missing final title policy to verify judgment in the amount of $XXX filed XXX against XXX III has been removed or satisfied. Judgment does not appear to be borrower's. (Pg 320) - XXX - Recd notarized refinance affidavit attesting that the judgment returned does not belong to borrower, but to someone with a similar name. It is noted borrower does not have a history at the address of the named defendant

2025020167	XXX	XXX	2	1	1	2	Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. Credit file dates back to XXX.; Verified housing payment history - XXX months of mortgage history paid XXX, verified per credit report. ;	XXX Property Inspection Date is prior to XXX declaration begin date - Original appraisal dated XXX (pg 235) includes and addendum by the appraiser (pg 252) that property was not damaged from XXX on XXX-XXX. XXX dates are XXX to XXX (pg 186).

											Per guidelines, Any property located in an ongoing XXX area is not eligible, regardless of when the appraisal is completed or how long the incident has been going on (an “end date” for the incident is required for the property to be eligible.) Additionally, all requirements in the Expanded Guidelines regarding disaster areas must be met, Client Comment: XXX Investor Acknowledged Exception		XXX Missing Loan Approval Date - Missing final lender approval with approval date. - XXX - Exception is cleared with the attached underwriting decision.
2025020165	XXX	XXX	1	1	1	1				Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.;
2025020159	XXX	XXX	1	1	1	1	Low DTI - XXX% DTI. Maximum allowed of XXX%.; Verified credit history - XXX qualifying credit score. XXX minimum score required. No material derogatory credit. ;	XXX Missing evidence of the Seller Closing Disclosure - Missing Seller CD for subject transaction. (Seller CD pg 44 is for sale of other XXX) - XXX - Recd seller CD for subject transaction.

XXX Incomplete Change of Circumstance - 2025020001 (Page 116) details an added Tract Search Fee to be added per the processor, which is paid to an affiliate per final CD, but the 2025020001 does not detail the reason the added Tract Search Fee was needed. If 2025020001 is not used a XXX tolerance fee exception will occur.  - XXX - Attached 2025020001 confirms tract search fee was added based on the processor review needing to verify that non-subject reo was owned free and clear.

2025020160	XXX	XXX	1	1	1	1	Verified reserves - XXX months PITI reserves required. XXX months of verified PITI reserves. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. No material XXX credit. XXX Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.XXX	XXX Missing Legal Description on Mortgage/DOT - Legal Description included with Mortgage (Page 846) does not include all of the details in comparison with the Legal Description on the Title Commitment (Page 125). Legal Description on Mortgage shows Lots XXX and XXX. Legal Description with title shows Lots XXX and XXX. - XXX - Title confirms legal description is correct on the mortgage and included a copy of the title commitment with the correct legal description. Included is a copy of the recorded mortgage.

XXX Work XXX was expired at the time of origination. - Work XXX for B2 (Page 380) expired in XXX. Form XXX (Page 355, 376) does not indicate any adjustment in status and states this is not a 2025020001. Immigration document (pg 377) dated XXX indicates that borrower has not received his permanent resident status. Missing XXX approval extending the expiration date for a minimum of XXX months after the Note date, as required per guidelines.  - XXX- Recd updated guidelines.

2025020166	XXX	XXX	1	1	1	1				Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.XXX Disposable Income - Borrowers have $XXX in verified disposable income.XXX
2025020168	XXX	XXX	1	1	1	1				Low DTI - XXX% DTI is below XXX% maximum per guidelines.XXX Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.XXX
2025020255	XXX	XXX	3	3	1	1	XXX Insufficient Verified Funds to Close - UPDATED: Total funds required to close $$XXX, Total Verified $XXX, Short $XXX.

Cash to Close $XXX (At Closing $XXX) short $XXX.

XXX Asset Documentation is Insufficient - Printout provided for XXX, balance of $XXX, does not list account holders name (pg 298). Funds are needed to satisfy cash to close requirements. Review excluded assets from review thus causing shortage in funds required to close.

XXX Insufficient verified reserves - XXX months PITI reserve requirement for subject plus XXX months PITI for non-subject REO totaling $XXX not met.

Minimal outstanding debt - Borrower exhibits minimal outstanding debt; XXX active revolving tradelines and mortgage. XXX Verified credit history - Credit score XXX > minimum required of XXX no history of delinquency reported.XXX	XXX Guideline Exception(s) - A private VOR for borrowers primary residence is not allowed (pg 268); XXX months bank statements documenting monthly cash withdrawals were not provided in file to support. Missing investor acknowledgment of the exception to the lender guide for rental payments being remitted in cash. Credit report reflects XXX months satisfactory mortgage rating on non-subject investment property., Client Comment: Investor acknowledged exception based on documented mortgage history XXX on non-subject investment.	XXX Insufficient Verified Funds to Close - UPDATED: Total funds required to close $$XXX, Total Verified $XXX, Short $XXX.

Cash to Close $XXX (At Closing $XXX + XXX) short $XXX.

XXX Asset Documentation is Insufficient - Printout provided for XXX, balance of $XXX, does not list account holders name (pg 298). Funds are needed to satisfy cash to close requirements. Review excluded assets from review thus causing shortage in funds required to close.

														XXX Insufficient verified reserves - XXX months PITI reserve requirement for subject plus XXX months PITI for non-subject REO totaling $XXX not met.